Mar. 03, 2025
FT Vest Rising Dividend Achievers Target Income ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective March 21, 2025, the second and third sentences in the third paragraph under the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

“The Index measures the performance of a selection of securities that have increased their dividend value over the previous three year and five year annual periods. The Index includes securities selected on criteria including, but not limited to, five year dollar dividend increase, current dividend yield and payout ratio.”